SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Significant Accounting Policies [Line Items]
Standard and Extended Product Warranty Accrual	$ 64,957	$ 0
Product Warranty Expense	30,732	$ 0
Goodwill and Intangible Asset Impairment	$ 0
Computer And Electronics [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	50.00%
Furniture and Fixtures [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	20.00%
Demonstration Equipment [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	50.00%
Manufacturing Equipment [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	20.00%
Tool and Parts [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	20.00%